UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 10/31/2018

Date of reporting period: 04/302018

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Powell Alternative Income Strategies Fund, a series of the 360 Funds, for the period ended April 30, 2018 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Powell Alternative Income Strategies Fund Investor Class Shares (Ticker Symbol: PAISX) A series of the 360 Funds

SEMI-ANNUAL REPORT

April 30, 2018

Investment Adviser

Powell Capital, LLC

938 Broadway, Court C, 2nd Floor

Tacoma, WA 98407

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

April 30, 2018 (Unaudited)

The investment objective of the Powell Alternative Income Strategies Fund (the “Fund”) is to generate income and capital appreciation with lower volatility as compared to the S&P 500® Index. Powell Capital LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by employing a multi-strategy approach that will target income and capital appreciation while maintaining an active hedging structure to mitigate volatility. The Adviser may utilize each or any combination of the following alternative investment strategies: 1) a Protected Dividend Strategy; (2) a Pair Trade Strategy; (3) a Global Income Strategy; and/or (4) any other strategies identified by the Adviser, from time to time, that under current market and economic conditions are most suited to achieve the Fund’s objective. There is no requirement for the Adviser to use all of the strategies at any given time and the Adviser may determine that the relevant conditions warrant allocation of all of the Fund’s assets to only one of these strategies.

Protected Dividend Strategy: The strategy is designed to buy dividend paying equities with a view toward collecting anticipated dividends. To manage the volatility of the portfolio, put options can be purchased either on the portfolio’s equity securities or a broad equity index. The strategy can also sell covered calls when deemed appropriate to generate additional income.

Pair Trade Strategy: The strategy monitors performance of two historically correlated securities. When the correlation between the two securities temporarily weakens (i.e., one stock moves up while the other moves down), the pairs trade would be to short the outperforming stock and to go long the underperforming one. This strategy attempts to gain on the “spread” between the two positions that would eventually converge. In effecting this strategy, the Fund may invest in exchange traded funds (“ETFs”), including leveraged and inverse ETFs. The Fund may also utilize futures and options on indices and ETFs. The strategy is exclusively quantitative and based on proprietary technology utilizing advanced mathematical and computer based techniques. The models make decisions quickly to adapt to changing market conditions and offer investors the opportunity to make profits in up, down, or seemingly trend-less periods. The strategies aim to extract returns by taking advantage of market dislocations and pricing inefficiencies of various types: behavioral, technical, or informational. The strategy is designed to be a bond alternative.

Global Income Strategy: This strategy seeks to provide global exposure to the Fund and will generally involve holding positions longer than the other three strategies described above. The Advisers focuses on high quality global equity securities that generally have demonstrated increasing dividend payout. This is a lower turnover strategy. The strategy may include investing in fixed income securities and derivative instruments to provide downside protection.

Alternative Strategies Flexibility: The Adviser may identify additional and new strategies from time to time that will generate income and capital appreciation while managing volatility. These strategies may involve the utilization of equity and fixed income securities, as well as puts, options and futures. These strategies may also involve high portfolio turnover. These strategies may also involve making investments in other investment companies, including ETFs.

When determining how to allocate the Fund’s assets among the strategies, the Adviser considers a variety of factors. These factors include asset class allocations, preferred asset class positioning and contribution to overall portfolio characteristics. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, country weightings, earnings and price volatility statistics, yield, liquidity, credit quality, and duration. The Fund also considers the manner in which the specific strategies’ historical and expected investment returns, as well as the historical and expected returns of asset classes, correlate with one another. In addition, Adviser may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk.

Allocation of Portfolio Holdings

Asset Class	Percentage of Portfolio
Common Stock	60.41%
Put Options	3.88%
Written Call Options	(0.05)%
Cash and Cash Equivalents	35.76%
100.00%

The percentages in the above table are based on the portfolio holdings of the Fund as of April 30, 2018 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments and Schedule of Written Options.

POWELL ALTERNATIVE INCOME STRATEGIES FUND

SCHEDULE OF INVESTMENTS

April 30, 2018 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 64.63%	Shares	Fair Value

Aerospace & Defense - 8.36%
Boeing Co. (b)	260	$86,726
United Technologies Corp.	260	31,239
		117,965
Apparel - 1.26%
NIKE, Inc. - Class B	260	17,781

Banks - 6.39%
Goldman Sachs Group, Inc. (b)	260	61,966
JPMorgan Chase & Co.	260	28,283
		90,249
Beverages - 0.80%
Coca-Cola Co.	260	11,234

Chemicals - 1.16%
DowDuPont, Inc. (b)	260	16,442

Computers - 5.71%
Apple, Inc.	260	42,968
International Business Machines Corp.	260	37,690
		80,658
Cosmetics & Personal Care - 1.33%
Procter & Gamble Co.	260	18,808

Diversified Financial Services - 4.16%
American Express Co. (b)	260	25,675
Visa, Inc. - Class A	260	32,989
		58,664
Healthcare - Services - 4.35%
Travelers Cos., Inc.	260	61,464

Insurance - 2.42%
Travelers Cos., Inc.	260	34,216

Machinery - Constructing & Mining - 2.66%
Caterpillar, Inc.	260	37,534

Media - 1.85%
Walt Disney Co. (b)	260	26,086

Miscellaneous Manufacturing - 3.84%
3M Co. (b)	260	50,541
General Electric Co.	260	3,658
		54,199
Oil & Gas - 3.74%
Chevron Corp.	260	32,529
Exxon Mobil Corp.	260	20,215
		52,744
Pharmaceuticals - 4.09%
Johnson & Johnson	260	32,887
Merck & Co., Inc. (b)	260	15,306
Pfizer, Inc.	260	9,519
		57,712

POWELL ALTERNATIVE INCOME STRATEGIES FUND

SCHEDULE OF INVESTMENTS

April 30, 2018 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 64.63% (continued)	Shares	Fair Value

Retail - 8.12%
Home Depot, Inc	260	$48,048
McDonald’s Corp. (b)	260	43,534
Wal-Mart Stores, Inc.	260	23,000
		114,582
Semiconductors - 0.95%
Intel Corp.	260	13,421

Software - 1.72%
Microsoft Corp.	260	24,315

Telecommunications - 1.72%
Cisco Systems, Inc. (b)	260	11,515
Verizon Communications, Inc.	260	12,831
		24,346

TOTAL COMMON STOCK (Cost $923,049)		912,420

		Notional	Exercise
PUT OPTIONS PURCHASED (a) - 4.14%	Contracts [1]	Amount	Price	Expiration	Fair Value

SPDR Dow Jones Industrial Average ETF Trust	17	$413,100	$243.00	3/29/2019	26,520
SPDR Dow Jones Industrial Average ETF Trust	20	$488,000	$244.00	3/29/2019	32,000

TOTAL PUT OPTIONS PURCHASED (Cost $56,316)					58,520

SHORT-TERM INVESTMENT - 38.26%	Shares	Fair Value

Federated Government Obligations Fund - Institutional Shares, 1.56% (c)	540,087	540,087

TOTAL SHORT-TERM INVESTMENT (Cost $540,087)		540,087

TOTAL INVESTMENTS (Cost $1,519,452) - 107.03%		1,511,027

OPTIONS WRITTEN (Proceeds $838) - (0.05%) (d)		(692)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (6.98)%		(98,587)

NET ASSETS - 100%		$1,411,747

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Rate shown represents the 7-day effective yield at April 30, 2018, is subject to change and resets daily.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

POWELL ALTERNATIVE INCOME STRATEGIES FUND

SCHEDULE OF INVESTMENTS

April 30, 2018 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (0.05)%

		Notional	Exercise
CALL OPTIONS WRITTEN - (0.05%)	Contracts [1]	Amount	Price	Expiration	Fair Value

3M Co.	1	$20,250	$202.50	5/4/2018	$11
American Express Co.	1	$10,200	$102.00	5/11/2018	40
Boeing Co.	1	$3,500	$35.00	5/4/2018	23
Cisco Systems, Inc.	1	$4,550	$45.50	5/11/2018	25
DowDuPont Inc.	1	$6,700	$67.00	5/4/2018	26
Goldman Sachs Group, Inc.	1	$24,750	$247.50	5/4/2018	25
JPMorgan Chase & Co.	1	$11,400	$114.00	5/11/2018	16
McDonald’s Corp.	1	$16,500	$165.00	5/4/2018	330
Merck & Co., Inc. NJ	1	$6,100	$61.00	5/4/2018	18
UnitedHealth Group, Inc.	1	$24,250	$242.50	5/4/2018	72
Walt Disney Co.	1	$10,300	$103.00	5/11/2018	106

TOTAL CALL OPTIONS WRITTEN (Proceeds $838)					692

TOTAL OPTIONS WRITTEN (Proceeds $838)					$692

1 Each option contract is equivalent to 100 shares of the underlying common stock.  All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

POWELL ALTERNATIVE INCOME STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $1,519,452)	$1,511,027
Deposits at broker for options	80,530
Due from advisor	1,912
Receivables:
Interest	245
Investment securities sold	152,860
Total assets	1,746,574

Liabilities:
Options written, at value (identified proceeds $838)	692
Payables:
Investment securities purchased	331,680
Accrued distribution (12b-1) fees	62
Due to administrator	369
Accrued Trustee fees	329
Accrued expenses	1,695
Total liabilities	334,827
Net Assets	$1,411,747

Sources of Net Assets:
Paid-in capital	$1,420,153
Accumulated net realized loss on investments, options purchased and options written	245
Accumulated net investment loss	(372)
Net unrealized depreciation on investments, options purchased and options written	(8,279)
Total Net Assets (Unlimited shares of beneficial interest authorized)	$1,411,747

Investor Class Shares:
Net assets applicable to 142,224 shares outstanding	$1,411,747
Net Asset Value, Offering and Redemption Per Share	$9.93

The accompanying notes are an integral part of these financial statements.

POWELL ALTERNATIVE INCOME STRATEGIES FUND

STATEMENT OF OPERATIONS

SEMI-ANNUAL REPORT

For the
Period Ended
April 30, 2018 (a)
(Unaudited)
Investment income:
Interest	$245
Total investment income	245

Expenses:
Management fees (Note 6)	432
Distribution (12b-1) fees - Investor Class	62
Audit fees	551
Accounting and transfer agent fees and expenses	369
Trustee fees and expenses	329
Legal fees	318
Custodian fees	219
Compliance officer fees	197
Pricing fees	175
Registration and filing fees	160
Miscellaneous	138
Reports to shareholders	11
Total expenses	2,961
Less: fees waived and expenses reimbursed	(2,344)
Net expenses	617

Net investment loss	(372)

Realized and unrealized gain (loss):
Net realized gain on:
Investments	192
Options written	53
Net realized gain on investments and options	245

Net change in unrealized appreciation (depreciation) on:
Investments	(10,628)
Options purchased	2,204
Options written	145
Net change in unrealized depreciation on investments and options	(8,279)

Net loss on investments	(8,034)

Net decrease in net assets resulting from operations	$(8,406)

(a) The Powell Alternative Income Strategies Fund commenced operations on April 18, 2018.

The accompanying notes are an integral part of these financial statements.

POWELL ALTERNATIVE INCOME STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

For the
Period Ended
April 30, 2018 (a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(372)
Net realized gain on investments and options	245
Net change in unrealized depreciation on investments and options	(8,279)
Net decrease in net assets resulting from operations	(8,406)

Capital share transactions (Note 4):
Increase in net assets from capital share transactions	1,420,153

Increase in net assets	1,411,747

Net Assets:
Beginning of period	—

End of period	$1,411,747
Accumulated net investment loss	$(372)

(a) The Powell Alternative Income Strategies Fund commenced operations on April 18, 2018.

The accompanying notes are an integral part of these financial statements.

POWELL ALTERNATIVE INCOME STRATEGIES FUND

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Investor Class
	For the Period Ended April 30, 2018 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	(0.00	)(b)
Net realized and unrealized loss on investments	(0.07)
Total from investment operations	(0.07)

Net Asset Value, End of Period	$9.93

Total Return (c)	(0.70	)%(d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,412

Ratios of expenses to average net assets (e):
Before fees waived and expenses reimbursed	12.00	%(f)(g)
After fees waived and expenses reimbursed	2.50	%(f)(g)

Ratios of net investment loss (e):
Before fees waived and expenses reimbursed	-11.01	%(f)(g)
After fees waived and expenses reimbursed	-1.51	%(f)(g)

Portfolio turnover rate	65.22	%(d)

(a) The Powell Alternative Income Strategies Fund commenced operations on April 18, 2018.

(b) Net investment loss was less than $0.01 per share.

(c) Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized.

(e) Ratios do not include expenses of the investment companies in which the Fund invests.

(f) Annualized.

(g) Ratios are for the period from April 23, 2018, the date of initial expense accruals, through April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

1.           ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Powell Alternative Income Strategies Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is to generate income and capital appreciation with lower volatility as compared to the S&P 500® Index. The Fund’s investment adviser is Powell Capital, LLC (the “Adviser”). The Fund has one class of shares, Investor Class shares. The Fund commenced operations on April 18, 2018.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)           Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)           Options – The Fund’s option strategy consists of selling and purchasing put and call options on securities and security indexes. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current fair value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Please refer to the Fund’s prospectus for a full listing of risks associated with these instruments.

c)           Exchange-Traded Funds - The Fund may invest in Exchange-Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the ETFs, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)           Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period from April 18, 2018 (commencement of operations) through April 30, 2018, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the period from April 18, 2018 (commencement of operations) through April 30, 2018, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period from April 18, 2018 (commencement of operations) through April 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

e)           Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

f)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)           Non-Diversified Fund – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

h)           Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

i)            Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Options that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of April 30, 2018.

Powell Alternative Income Strategies Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$912,420	$—	$—	$912,420
Put Options Purchased	58,520	—	—	58,520
Short-Term Investments	540,087	—	—	540,087
Total Assets	$1,511,027	$—	$—	$1,511,027

Powell Alternative Income Strategies Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$692	$—	$—	$692
Total Liabilities	$692	$—	$—	$692

(1)       As of and during the period from April 18, 2018 (commencement of operations) through April 30, 2018, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock, closed-end funds and exchange-traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedule of Investments.

It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period. There were no assets or liabilities transferred into and out of any Levels during the period from April 18, 2018 (commencement of operations) through April 30, 2018.

During the period from April 18, 2018 (commencement of operations) through April 30, 2018, no securities were fair valued.

3.	DERIVATIVES TRANSACTIONS

As of April 30, 2018, portfolio securities valued at $614,129 were held in escrow by the custodian as cover for options written by the Fund.

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

As of April 30, 2018, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	Investments, at value	$58,520	$—	$58,520
Total Assets		$58,520	$—	$58,520

Liabilities	Location	Equity Contracts	Interest Rate Contracts	Total
Call options written	Options written, at value	$692	$—	$692
Total Liabilities		$692	$—	$692

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the period from April 18, 2018 (commencement of operations) through April 30, 2018, are recorded in the following locations in the Statement of Operations:

Net change in unrealized depreciation on:	Location	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	Options purchased	$2,204	$—	$2,204
Call options written	Options written	146	—	146
		$2,350	$—	$2,350

Net realized gain (loss) on:	Location	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	Options purchased	$—	$—	$—
Call options written	Options written	53	—	53
		$53	$—	$53

All open derivative positions at April 30, 2018 are reflected on the Fund’s Schedule of Investments and Schedule of Written Options. The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2018.

Assets:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Purchased Options Contracts	$58,520	(1)	$—	$58,520	(1)	$58,520	(2)	$—	$—
Total	$58,520	(1)	$—	$58,520	(1)	$58,520	(2)	$—	$—

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Liabilities:	Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$692	(3)	$—	$692	(3)	$692	(2)	$—	$—
Total	$692	(3)	$—	$692	(3)	$692	(2)	$—	$—

(1) Purchased options at value as presented in the Schedule of Investments.

(2) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

(3) Written options at value as presented in the Schedule of Written Options.

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the period from April 18, 2018 (commencement of operations) through April 30, 2018 were as follows:

Powell Alternative Income Strategies Fund:	Sold	Redeemed	Reinvested	Net Increase
Investor Class
Shares	142,224	—	—	142,224
Value	$1,420,153	$—	$—	$1,420,153

5.	INVESTMENT TRANSACTIONS

For the period from April 18, 2018 (commencement of operations) through April 30, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$1,518,035	$595,112

There were no government securities purchased or sold during the period.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 1.75% of the Fund’s net assets. For the period from April 18, 2018 (commencement of operations) through April 30, 2018, the Adviser earned $432 of advisory fees.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, acquired fund fees and expenses, brokerage fees and commissions, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% through at least February 28, 2019. For the period from April 18, 2018 (commencement of operations) through April 30, 2018, the Adviser waived advisory fees of $432 and reimbursed expenses of $1,912.

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 2.25% expense limitation. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. As of April 30, 2018, the total amount of expenses waived/reimbursed subject to recapture, pursuant to the waiver agreements was $2,344, which will expire on November 30, 2021.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”), formerly Matrix 360 Administration, LLC. Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the period from April 18, 2018 (commencement of operations) through April 30, 2018, M3Sixty earned $369, including out of pocket expenses, with $369 remaining payable at April 30, 2018.

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Fund. M3SixtyD serves as underwriter/distributor of the Fund.

M3SixtyD is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund may expend up to 0.25% for Investor Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plan for the Investor Class shares of the Fund took effect April 18, 2018. For the period from April 18, 2018 (commencement of operations) through April 30, 2018, the Fund accrued $62 in 12b-1 expenses attributable to Investor Class shares.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at April 30, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$1,522,027	$7,486	$(18,486)	$(11,000)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. Initial tax basis distributable earnings amounts will be provided in the Fund’s October 30, 2018 annual report.

The Fund did not pay any distributions during the period from April 18, 2018 (commencement of operations) through April 30, 2018

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2018, TD Ameritrade, Inc. held 57.81% of the Fund’s shares in omnibus accounts for the sole benefit of its customers. The Trust does not know whether any of the underlying beneficial shareholders of the omnibus accounts held by TD Ameritrade, Inc. own more than 25% of the voting securities of the Fund.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

April 30, 2018 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund did not pay any distributions during the period from April 18, 2018 (commencement of operations) through April 30, 2018.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

April 30, 2018 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS – (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers – Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Art Falk	None	None	None	None
Thomas Krausz	None	None	None	None
Tom M. Wirtshafter	None	None	None	None
Gary DiCenzo	None	None	None	None
Interested Trustees
Randall K. Linscott[3]	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers twelve (12) series of shares.

2 Figures are for the period from April 18, 2018 (commencement of operations) through April 30, 2018.

3 The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

INFORMATION ABOUT YOUR FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 04/18/2018 through 04/30/2018

	Beginning Account Value (04/18/2018)	Annualized Expense Ratio for the Period	Ending Account Value (04/30/2018)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Investor Class (-0.70%)	$1,000.00	2.50%	$993.00	$0.55

Expenses and Value of a $1,000 Investment for the period from 11/01/2017 through 04/30/2018

	Beginning Account Value (11/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (04/30/2018)	Expenses Paid During Period (b)
Hypothetical 5% Fund Return
Investor Class	$1,000.00	2.50%	$1,012.40	$12.47

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 8/365 to reflect the period from April 23, 2018, the date of initial expense accruals, through April 30, 2018.

(b)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

INFORMATION ABOUT YOUR FUND’S EXPENSES – (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 13, 2017 for the Fund were as follows:
Powell Alternative Income Strategies Fund Investor Class shares before fees waived and expense reimbursed	2.78%
Powell Alternative Income Strategies Fund Investor Class shares before fees waived and expense reimbursed	2.75%

Powell Capital LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, acquired fund fees and expenses, brokerage fees and commissions, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% through at least February 28, 2019. Total Gross Operating Expenses during the period from April 23, 2018, the date of initial expense accruals, through April 30, 2018 were 12.00% for the Powell Alternative Income Strategies Fund Investor Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the period from April 23, 2018, the date of initial expense accruals, through April 30, 2018.

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

Approval of the Advisory Agreement for the Powell Alternative Income Strategies Fund – (Unaudited)

At a meeting held on October 25, 2017, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Powell Capital, LLC (the “Adviser”) in regard to the Powell Alternative Income Strategies Fund (the “Fund”).

The Board then reflected on its discussions with the representative from the Adviser regarding the proposed Advisory Agreement, the expense limitation agreement and the manner in which the Fund is to be managed. The Board noted that the Fund is not yet operational. Counsel referred the Board to the meeting materials, which included, among other things, a memorandum from Counsel addressing the duties of the Trustees regarding the approval of the proposed Advisory Agreement, a request letter from Counsel to the Adviser and the Adviser’s responses to that request letter, a copy of the Adviser’s financial information, a fee comparison analysis for the Fund and comparable mutual funds and the proposed Advisory Agreement and expense limitation agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and expense limitation agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement, including: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest and other benefits derived by the Adviser.

The Board had requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of the Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

(1)   The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the Adviser’s coordination of services for the Fund among the Fund’s service providers; and the anticipated efforts to promote the Fund, grow its assets and assist in the distribution of the Fund’s shares. The Board also considered the services anticipated to be provided to the Fund. The Board considered: the Adviser’s staffing, personnel and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

(2)   Investment Performance of the Fund and the Adviser.

The Board noted that the Fund has not yet commenced operations in the Trust and no investment performance was available. The Board also noted that the Adviser was newly registered with the SEC and does not have any separately managed accounts that have similar strategies as the Fund.

(3)   The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund, the Trustees considered: the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to the Fund by the Adviser and its principals; the expected asset levels of the Fund; and the projected overall expenses of the Fund. The Trustees considered financial statements of Powell Holdings Group, LLC (“Powell”), the parent company of the Adviser, and discussed the financial stability and profitability of the firm. The Trustees noted that the Adviser is newly registered with the SEC and that Powell is not profitable. The Trustees considered the fees and expenses of the Fund (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management and its size, among other factors. The Trustees noted that Morningstar has not yet categorized the Fund, but that the management fee for the Fund was below the average of the peer group provided by the Adviser. Based on the foregoing, the Trustees determined that in light of the services to be provided by the Adviser to the Fund, the management fee was fair and reasonable and could have been negotiated at arms-length in light of all the surrounding circumstances.

Powell Alternative Income Strategies Fund	SEMI-ANNUAL REPORT

Approval of the Advisory Agreement for the Powell Alternative Income Strategies Fund – (Unaudited) (continued)

(4)   The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation arrangement in place for the Fund. The Trustees expressed the view that benefits associated with the expense limitation arrangements were more valuable to shareholders while assets were at lower levels than breakpoints in that each dollar invested benefits from the Adviser’s commitment to contain costs, whereas breakpoint structures typically require a fund to reach significant asset levels in order to realize lower costs. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser, which they noted that the Adviser had been involved in negotiating the arrangements for the Fund. The Trustees noted that the Adviser did not have separately managed accounts with similar strategies as the Fund. Following further discussion of the Fund’s expected asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

(5)   Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Fund; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; and the substance and administration of the Adviser’s code of ethics. It was noted in the materials provided by the Adviser that the Adviser is a wholly owned subsidiary of Powell and that Powell is neither a broker-dealer nor a publicly traded company. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the Fund.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Powell Capital, LLC

938 Broadway

Court C, 2nd Floor

Tacoma, WA 98407

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Justin Thompson
By Justin Thompson
Principal Financial Officer
Date: July 6, 2018